Contract Balance Narrative (Detail) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Contract balances narrative
Revenue that was included in contract liability at beginning of period	€ 19,201
Revenue from performance obligations satisfied in previous periods	€ (96)